Due from related companies	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Related Party Transactions [Abstract]
Due from related companies	Note 5 — Due from related companies The amount due from related companies was unsecured, non-interest bearing and repayable on demand.	Note 6 — Due from related companies The amount due from related companies was unsecured, non-interest bearing and repayable on demand.